SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long Term Debt

Short-term borrowings and long-term loan consisted of the following:

	Interest
	rate per	September 30, 2019		December 31, 2018
Lender	annum	RMB	US$	RMB
BANK LOANS
Bank of Weifang.
- July 17, 2018 to July 15, 2019	6.5%	—	—	20,000
- July 17, 2018 to July 17, 2019	6.5%	—	—	29,950
- June 21, 2018 to June 19, 2019	6.5%	—	—	15,000
- June 19, 2019 to June 18, 2020	6.5%	15,000	2,155	—
- July 15, 2019 to July 15, 2020	6.5%	20,000	2,873
- July 18, 2019 to July 9, 2020	6.5%	30,000	4,309

Schedule of Bank Loans Outstanding

	December 31, 2019		December 31, 2018	December 31, 2017
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	65,000	9,337	64,950	50,000
Guarantee company	—	—	—	—
	65,000	9,337	64,950	50,000